Intangible Assets, Net (Summary Of Estimated Aggregate Amortization Expenses For Futures Years) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
2012	$ 5,718
2013	5,499
2014	5,346
2015	5,233
2016	5,127
Thereafter	43,742
Total	$ 70,665